Employment benefit plans - Summary of Maturity Analysis of Defined Benefit Payments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Within next 12 months [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 91	$ 1	₨ 52
From 2nd to 5th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	342	4	192
From 6th to 9th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	178	2	117
From 10th year and beyond [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 148	$ 2	₨ 108